Value Line Asset Allocation Fund
Value Line Asset Allocation Fund, Inc.
Investment objective
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by the Adviser.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Value Line Asset Allocation Fund
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.42%
Total Annual Fund Operating Expenses	[2]	1.32%
Less: 12b-1 Fee Waiver*	[3]	(0.10%)
Net Expenses		1.22%
[1]	"Other Expenses" were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund's fiscal year ended March 31, 2012.
[2]	"Total Annual Fund Operating Expenses" shown may differ from the Fund's expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund's actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.
[3]	Effective August 1, 2012 through July 31, 2013, EULAV Securities LLC (the "Distributor") contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.10% of the Fund's average daily net assets. The waiver cannot be terminated before July 31, 2013 without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Value Line Asset Allocation Fund	124	408	714	1,582

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. (“Value Line”) developed. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade (i.e., within the four highest categories of a nationally recognized statistical rating organization) and (c) money market instruments (debt securities with maturities of less than one year). There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities. The debt securities in which the Fund invests are principally investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality) and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage backed securities issued by government sponsored enterprises. The Fund will generally sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Fund’s investments usually, as measured by the number and total value of purchase, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The risks vary depending upon a fund’s mix of stocks, debt securities and money market securities. Therefore, before you invest in the Fund you should carefully evaluate the risks.

The chief risks that you assume when investing in the Fund are those associated with investing in common stocks and market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. There are also risks associated with reliance on credit ratings.

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

You also assume an interest rate risk which is the possibility that as interest rates rise the value of most fixed income securities, especially those securities with longer maturities, will decrease. Mortgage-backed securities may be more volatile than other U.S. government securities and are subject to both interest rate and prepayment risk described below.

The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. Depending on the Fund’s allocation of assets among different types of securities, the Fund’s investments may be affected more greatly by changes in stock prices, which have historically tended to fluctuate more than bond prices.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Fund may exceed current resources of such instrumentalities including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future and may cause the Fund to incur a loss.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies, including its use of the Ranking Systems, will produce the desired results.

Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. This could have a negative effect on the Fund’s performance.

The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 12.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. Returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index, a more narrow index which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year (%)

Best Quarter: Q2 2009 +12.64%
Worst Quarter: Q4 2008 (-17.46%)

As of June 30, 2012, the Fund had a year-to-date total return of 7.95%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns	Value Line Asset Allocation Fund	1 year	5 years	10 years
Value Line Asset Allocation Fund	Return before taxes	6.02%	3.30%	5.16%
Value Line Asset Allocation Fund After Taxes on Distributions	Return after taxes on distributions	5.51%	2.80%	4.66%
Value Line Asset Allocation Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	4.58%	2.78%	4.45%
Value Line Asset Allocation Fund S&P 500® Index	S&P 500® Index (Reflects no deduction for fees or expenses)	2.11%	(0.25%)	2.92%
Value Line Asset Allocation Fund Barclays Capital U.S. Government/Credit Index	Barclays Capital U.S. Government/Credit Index (Reflects no deduction for fees or expenses.)	8.74%	6.55%	5.86%

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	VALUE LINE ASSET ALLOCATION FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000904170
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Value Line Asset Allocation Fund | Value Line Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VLAAX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2]
Less: 12b-1 Fee Waiver*	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	714
10 years	rr_ExpenseExampleYear10	1,582
Annual Return 2002	rr_AnnualReturn2002	(12.77%)
Annual Return 2003	rr_AnnualReturn2003	21.42%
Annual Return 2004	rr_AnnualReturn2004	13.59%
Annual Return 2005	rr_AnnualReturn2005	9.20%
Annual Return 2006	rr_AnnualReturn2006	7.08%
Annual Return 2007	rr_AnnualReturn2007	15.25%
Annual Return 2008	rr_AnnualReturn2008	(29.31%)
Annual Return 2009	rr_AnnualReturn2009	16.39%
Annual Return 2010	rr_AnnualReturn2010	17.00%
Annual Return 2011	rr_AnnualReturn2011	6.02%
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	6.02%
5 years	rr_AverageAnnualReturnYear05	3.30%
10 years	rr_AverageAnnualReturnYear10	5.16%
Value Line Asset Allocation Fund | Value Line Asset Allocation Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.51%
5 years	rr_AverageAnnualReturnYear05	2.80%
10 years	rr_AverageAnnualReturnYear10	4.66%
Value Line Asset Allocation Fund | Value Line Asset Allocation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	4.58%
5 years	rr_AverageAnnualReturnYear05	2.78%
10 years	rr_AverageAnnualReturnYear10	4.45%
Value Line Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Asset Allocation Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by the Adviser.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. (“Value Line”) developed. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade (i.e., within the four highest categories of a nationally recognized statistical rating organization) and (c) money market instruments (debt securities with maturities of less than one year). There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities. The debt securities in which the Fund invests are principally investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality) and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage backed securities issued by government sponsored enterprises. The Fund will generally sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Fund’s investments usually, as measured by the number and total value of purchase, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. (“Value Line”) developed.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The risks vary depending upon a fund’s mix of stocks, debt securities and money market securities. Therefore, before you invest in the Fund you should carefully evaluate the risks.

The chief risks that you assume when investing in the Fund are those associated with investing in common stocks and market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. There are also risks associated with reliance on credit ratings.

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

You also assume an interest rate risk which is the possibility that as interest rates rise the value of most fixed income securities, especially those securities with longer maturities, will decrease. Mortgage-backed securities may be more volatile than other U.S. government securities and are subject to both interest rate and prepayment risk described below.

The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. Depending on the Fund’s allocation of assets among different types of securities, the Fund’s investments may be affected more greatly by changes in stock prices, which have historically tended to fluctuate more than bond prices.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Fund may exceed current resources of such instrumentalities including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future and may cause the Fund to incur a loss.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies, including its use of the Ranking Systems, will produce the desired results.

Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. This could have a negative effect on the Fund’s performance.

The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 12.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. Returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index, a more narrow index which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. Returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index, a more narrow index which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 +12.64%
Worst Quarter: Q4 2008 (-17.46%)

As of June 30, 2012, the Fund had a year-to-date total return of 7.95%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Value Line Asset Allocation Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	(Reflects no deduction for fees or expenses)
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	S&P 500® Index (Reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Value Line Asset Allocation Fund | Barclays Capital U.S. Government/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	(Reflects no deduction for fees or expenses)
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index (Reflects no deduction for fees or expenses.)
1 year	rr_AverageAnnualReturnYear01	8.74%
5 years	rr_AverageAnnualReturnYear05	6.55%
10 years	rr_AverageAnnualReturnYear10	5.86%

[1]	"Other Expenses" were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund's fiscal year ended March 31, 2012.
[2]	"Total Annual Fund Operating Expenses" shown may differ from the Fund's expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund's actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.
[3]	Effective August 1, 2012 through July 31, 2013, EULAV Securities LLC (the "Distributor") contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.10% of the Fund's average daily net assets. The waiver cannot be terminated before July 31, 2013 without the approval of the Fund's Board of Directors.